Basis of preparation and presentation of the consolidated financial statements and significant accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure of Presentation of Financial Statements and Summary of Significant Accounting Policies [Abstract]
Basis of preparation and presentation of the consolidated financial statements and significant accounting policies
2 Basis of preparation and presentation of the consolidated financial statements

The consolidated financial statements (“financial statements”) have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

All relevant specific information of the financial statements, and only this information, was presented and corresponds to that used by the Company’s and its subsidiaries’ Management.

The presentation currency of the Company’s financial statements is the Brazilian Real, which is the Company’s functional currency, unless otherwise stated.

The preparation of the financial statements requires management to make judgments, use estimates and adopt assumptions in the application of accounting policies that affect the presented amounts of income, expenses, assets and liabilities, including contingent liabilities. The uncertainty related to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years.

Certain comparative amounts in the consolidated statement of financial position, the consolidated statements of income, comprehensive income, changes in equity, and cash flows and in the related notes have been aggregated and re-presented to conform with current year presentation.

The financial statements have been prepared on a historical cost basis, except for the following material items recognized in the statements of financial position:

(i)	derivative and non-derivative financial instruments measured at fair value;
(ii)	share-based payments and employee benefits measured at fair value;
(iii)	deemed cost of property, plant and equipment.

The Company and its subsidiaries applied the material accounting policies described below in a consistent manner for all years presented in these financial statements.

a. Revenue recognition

Revenues from sales and services rendered under contracts with customers are recognized on the accrual basis when, or as, performance obligations are satisfied by transferring the control of a promised good or service to a customer in such a way that the customer obtains substantially all rewards generated, according to incoterms of each transaction, and when it is highly probable that the Company and its subsidiaries will receive the consideration in exchange for the transferred goods or services.

The Company and its subsidiaries recognize revenue under the 5-step model, in accordance with IFRS 15: (1) identification of contracts with customers; (2) identification of the performance obligations; (3) determination of the transaction price; (4) allocation of the transaction price to performance obligations under the contracts, and (5) revenue recognition when (or as) the performance obligation is satisfied and the control of the goods and services is transferred to the customer.

Revenue is measured and stated at the fair value of the consideration to which the Company and its subsidiaries expect to be entitled to, less returns, discounts, rebates, sales taxes, amortization of assets from contracts with customers, and other deductions, if applicable. The Company’s subsidiaries do not have obligations for return or refund in their contracts with customers and do not have significant financing component that directly impacts the determination of the expected consideration.

At Ipiranga, the revenue from sales of fuels and lubricants is recognized when the products are delivered to gas stations and to large consumers. Deferred revenue from loyalty program is recognized in the statement of income when the points are redeemed, on which occasion the costs incurred are also recognized in profit or loss, or when points expire. Amortization of contractual assets with customers for the exclusive rights in Ipiranga’s reseller service stations and the bonuses paid in performance obligation sales are recognized in the statement of income as a deduction of the revenue from sale, according to the conditions established in the agreements which is reviewed as per the changes occurred in the agreements (see Notes 2.f and 10). At Ultragaz, the revenue from sales of LPG is recognized when the products are delivered to customers at home, to independent dealers and to industrial and commercial customers. At Ultracargo, the revenue from storage services provided is recognized as services are rendered or according to contractual terms. The breakdowns of revenues from sales and services are shown in Note 25.

b. Cash and cash equivalents

Includes cash, bank deposits, and short-term up to 90 days of maturity, highly liquid investments that are readily convertible into a known amount of cash and are subject to an insignificant risk of change in value. Cash equivalents are held for the purpose of meeting short-term cash commitment rather than for investment or other purposes. For an investment to qualify as a cash equivalent it must be readily convertible to a known amount of cash and be subject to an insignificant risk of changes in value. Therefore, an investment normally qualifies as a cash equivalent only when it has a short maturity of, say, three months or less from the date of acquisition. For further information on cash and cash equivalents of the Company and its subsidiaries, see Note 4.a.

c. Financial assets

The Company and its subsidiaries evaluated the classification and measurement of financial assets based on its business model of financial assets as follows:

  Amortized cost: financial assets held in order to collect contractual cash flows, solely principal and interest. The interest earned and the foreign currency exchange variation are recognized in profit or loss and balances are stated at amortized cost using the effective interest rate method. The financial investments in Bank Certificates of Deposit (“CDB”) and repurchase agreements are classified as measured at amortized cost.
  Measured at fair value through other comprehensive income: financial assets that are acquired or originated for the purpose of collecting contractual cash flows or selling financial assets. The balances are stated at fair value, and the interest earned and the foreign currency exchange variation are recognized in profit or loss. Differences between fair value and initial amount of financial investments plus the interest earned and the exchange variation are recognized in equity under “Accumulated other comprehensive income”. Accumulated gains and losses recognized in equity are reclassified to profit or loss at the time of their settlement.
  Measured at fair value through profit or loss: financial assets that were not classified as amortized cost or as measured at fair value through other comprehensive income. The balances are stated at fair value and both the interest earned and the exchange variations and changes in fair value are recognized in the statement of income. Investment funds and derivatives are classified as measured at fair value through profit or loss.

The Company and its subsidiaries use financial instruments for hedging purposes, applying the concepts described below:

  Hedge accounting – fair value hedge: financial instruments used to hedge exposure to changes in the fair value of an item, attributable to a particular risk, which can affect the entity’s statement of income. In the initial designation of the fair value hedge, the relationship between the hedging instrument and the hedged item is documented, including the objectives of risk management, the strategy in conducting the transaction, and the methods to be used to evaluate its effectiveness. Once the fair value hedge has been qualified as effective, the hedged item is also measured at fair value. Gains and losses from hedge instruments and hedged items are recognized in the statement of income. The hedge accounting must be discontinued when the hedge becomes ineffective.
  Hedge accounting – cash flow hedge: financial instruments used to hedge the exposure to variability in cash flows that is attributable to a risk associated with an asset or liability or highly probable transaction or firm commitment that may affect the statement of income. The portion of the gain or loss on the hedging instrument that is determined to be effective relating to the exchange rate effect is recognized directly in equity under “Accumulated other comprehensive income”, while the ineffective portion is recognized in the statement of income. Gains or losses on the hedging instrument relating to the effective portion of this hedge that had been recognized directly in accumulated other comprehensive income is recognized in profit or loss in the period in which the hedged item is recognized in profit or loss or as initial cost of non-financial assets, in the same line item of the statement that the hedged item is recognized. The hedge accounting shall be discontinued when (i) the hedging relationship is canceled; (ii) the hedging instrument expires; and (iii) the hedging instrument no longer qualifies for hedge accounting. When hedge accounting is discontinued, gains and losses recognized in equity in other comprehensive income are reclassified to the statement of income in the period which the hedged item is recognized in profit or loss. If the transaction hedged is canceled or is not expected to occur, the cumulative gains and losses in equity in other comprehensive income shall be recognized immediately in profit or loss.
  Hedge accounting – hedge of net investments in foreign operations: financial instruments used to hedge exposure on net investments in foreign subsidiaries due to the fact that the local functional currency is different from the functional currency of the Company. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity under “Accumulated other comprehensive income”, while the ineffective portion and the operating costs are recognized in the statement of income. The gain or loss on the hedging instrument that has been recognized directly in accumulated other comprehensive income shall be recognized in the statement of income when the disposal of the foreign subsidiary occurs.

For further information on financial instruments, see Note 26.

d. Trade receivables and reseller financing

Trade receivables are recognized at the amount invoiced to the counterparty that the Company subsidiaries are entitled (see Notes 5.a and 26.d.3). The loss allowance for expected credit losses considers the expected losses for the next 12 months, which includes the deterioration or improvement of the customers’ credit quality, considering the customers’ characteristics in each business segment. The amount of the expected credit losses is deemed by Management to be sufficient to cover any loss on realization of trade receivables.

Reseller financing is provided at subsidized rates for renovation and upgrading of service stations, purchase of products and development of the automotive fuels and lubricants distribution market (see Note 5.b). The terms of reseller financing range between 12 and 60 months, with an average term of 40 months. The maximum subsidized rates are 1% p.m. (See Note 26.d.3). These financing are remeasured at a market rate for working capital loans and the remeasurement adjustment between the market rate and the subsidized rate is recognized as a reduction to the reseller’s revenue at the beginning of the contract. Throughout the contract, the interest appropriated by the market rate is recognized in the financial result.

e. Inventories

Inventories are stated at the lower of acquisition cost or net realizable value (see Note 6). The cost value of inventory is measured using the weighted average cost and includes the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production. Estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. Subsequent events related to the fluctuation of prices and costs are also considered in these estimates, if relevant. If net realizable values are below inventory costs, a provision corresponding to this difference is recognized. Provisions are also made for obsolescence of products, materials, or supplies that (i) do not meet its subsidiaries’ specifications, (ii) have exceeded their expiration date, or (iii) are considered slow-moving inventory. This classification is made by management with the support of the industrial and operations team.

f. Contractual assets with customers - exclusive rights

Exclusive rights disbursements as provided in Ipiranga’s agreements with reseller service stations and major consumers are recognized as contractual assets with customers when paid and amortized according to the conditions established in the agreements (see Note 10).

g. Assets and liabilities held for sale and discontinued operations

Non-current assets and related liabilities are classified as held for sale if it is highly probable that their book value will be recovered, primarily, through a sale transaction rather than continued use. The classification criteria are met only when the sale is highly probable, the asset or group of assets is held for immediate sale in its current condition and the sale is expected to occur within 12 months after classification as held for sale.

A line of business or subsidiary is classified as discontinued operation when the sale of a component of the company that represents an important separate line of business or when the operation meets the criteria to be classified as held for sale, if occurs before, being its results and cash flows presented separately based on the classification of the respective assets and liabilities as held for sale.

Assets and liabilities held for sale and discontinued operations are measured at the lower of the book value and fair value, net of selling expenses, and presented separately in the statement of financial position.

h. Investments

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements (see Note 11). An associate is an investment in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement which establishes that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

i. Right-of-use assets and leases payable

The Company and its subsidiaries recognized in the statement of financial position right-of-use assets and the respective lease liabilities initially measured at the present value of future lease payments, discounted by the incremental loan rate of the Company, considering the related contract costs (see Note 12). The amortization expenses of right-of-use assets is recognized in the statement of income over the lease contract term. When the right-of-use asset is used in the construction of the property, plant, and equipment (“PP&E”), its amortization is capitalized until the asset under construction is completed. The liability is increased for interest and decreased by lease payments made. The interest is recognized in the statement of income using the effective interest rate method. The remeasurement of assets and liabilities based on the contractual index is recognized in the statement of financial position, not having an effect in the statement of income. In case of cancellation of the contract, the assets and respective liabilities are written off to the statement of income, considering, if it is the case, any penalties provided in contractual clauses. The Company and its subsidiaries have no intention of purchasing the underlying asset. The Company and its subsidiaries periodically review the existence of an indication that the right-of-use assets may be impaired (see Note 2.u).

Right-of-use assets include amounts related to area port leases grants.

The Company and its subsidiaries apply the recognition exemptions to short-term leases of twelve months or less and lease contracts of low-value assets, which do not have purchase option at the end of the contract. In these cases, the recognition of the lease expense in the statement of income is on a straight-line basis.

j. Property, plant and equipment

PP&E is recognized at acquisition or construction cost, including capitalization of right-of-use assets amortization and financial charges incurred on PP&E under construction, as well as qualifying maintenance costs resulting from scheduled plant outages and estimated costs to remove, to decommission, or to restore assets, less accumulated depreciation and, when applicable, less provision for impairment (see Note 13).

Depreciation is calculated using the straight-line method, over the periods mentioned in Note 13, taking into consideration the estimated useful lives of the assets, which are reviewed annually.

Leasehold improvements are depreciated over the shorter of the lease contract term and useful life of the property.

k. Intangible assets

Intangible assets include assets acquired by the Company and its subsidiaries from third parties, and are recognized according to the criteria below:

Goodwill is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identifiable assets and liabilities assumed of the acquired entity. Goodwill is tested for impairment annually, or more frequently when there is indication that the goodwill might be impaired. Goodwill is allocated to the business segments, which represent the lowest level that goodwill is monitored for impairment testing purposes (see Note 14.a).

Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the total acquisition cost and amortized using the straight-line method, over the periods mentioned in Note 14, taking into account their useful lives, which are reviewed annually.

The decarbonization credits (“CBIOS”) acquired are recorded at historical cost in intangible assets, being prescribed according to decree in the year to fulfill the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) and are not amortized. These assets are used to settle the annual decarbonization obligation adopted by Brazilian National Biofuels Policy (“RenovaBio”), implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy. The obligation is recorded under a specific line on statements of financial position and is measured according to the target established by the ANP, through the average acquisition cost of credits acquired and the fair value of traded credits on B3 on the closing date to the credits to be acquired (see Note 14.b).

The Company and its subsidiaries have not recognized intangible assets that were generated internally. The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life (see Note 14.a).

l. Recognition of tax credits

The accounting policy applied by the Company considers relevant estimates and judgments for the tax credits recognition and for estimating its recovery. The tax credits are recorded only when management has elements that ensure (i) that the credit is a legal right; (ii) the amount could be estimated with sufficient reliability to enable it to be compensated or refunded; and (iii) the amounts is recoverable through either offsetting with other tax credits or a tax refund. In cases where the recovery of the asset is not probable, or the amount cannot be reliably measured, the amounts are not recognized, or a provision is recorded.

m. Financial liabilities

The financial liabilities include trade payables, trade payables - reverse factoring, other payables, financing, loans, debentures, leases payable and derivative financial instruments used as hedging instruments. Financial liabilities are classified as “financial liabilities at fair value through profit or loss” or “financial liabilities at amortized cost”. The financial liabilities at fair value through profit or loss refer to derivative financial instruments and financial liabilities designated as hedged items in a fair value hedge relationship upon initial recognition (see Note 2.c – Fair Value Hedge). The financial liabilities at amortized cost are stated at the initial transaction amount plus accrued interest and net of amortization and transaction costs. Interest expense is recognized in the consolidated statement of income using the effective interest rate method.

Transaction costs incurred and directly attributable to the activities necessary for contracting loans or for issuing bonds, as well as premiums and discounts upon issuance of debentures and other debt, are allocated to the instrument and amortized in the statement of income taking into account its term, using the effective interest rate method (see Note 15.b).

n. Income and social contribution taxes on income

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ, the value of tax incentives is also considered. At the end of the fiscal year the portion of the profit corresponding to these investment grants is allocated to the constitution of a tax incentive reserve in subsidiaries’ equity and is excluded from the dividend calculation base and subsequently capitalized. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL.

A provision is recognized for those matters for which the tax determination is uncertain, but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, a deferred tax liability is not recognized if the temporary difference arises from the initial recognition of goodwill. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

For purposes of disclosure deferred tax assets were offset against the deferred tax liabilities, in the same taxable entity and the same tax authority.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

For further information about recognition and realization of IRPJ and CSLL see Note 9.

o. Provisions for tax, civil, labor risks, contingent liabilities and contingent assets

The provisions for tax, civil, and labor risks are recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. The estimate is determined by Management, supported by the assessment of internal and external legal counsel, and the amounts are recognized based on the evaluation of the outcomes of the legal proceedings (see Note 18).

When the risk of a loss is classified as possible, a provision is not recognized but disclosed in the notes to the financial statements.

An entity shall not recognize a contingent asset. Contingent assets usually arise from unplanned or other unexpected events that give rise to the possibility of an inflow of economic benefits to the entity. Contingent assets are not recognized in financial statements since this may result in the recognition of income that may never be realized. However, when the realization of income is virtually certain, then the related asset is not a contingent asset, and its recognition is appropriate. A contingent asset is disclosed where an inflow of economic benefits is probable.

p. Post-employment benefits

Post-employment benefits granted and to be granted to employees, retirees, and pensioners are based on an actuarial calculation prepared by an independent actuary and reviewed by management, using the projected unit credit method (see Note 17.b). The actuarial gains and losses are recognized in equity under “Accumulated other comprehensive income”.

q. Other liabilities

Other liabilities are stated at known or measurable amounts and changes in exchange rates incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

r. Foreign currency transactions

Foreign currency transactions carried out by the Company and its subsidiaries are remeasured into their functional currency at the exchange rate prevailing at the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate at the date of the financial statements. The effect of the difference between those exchange rates is recognized in financial results until the conclusion of each transaction.

s. Basis for translation of financial statements of foreign subsidiaries

s.1 Foreign subsidiaries with administrative authority

Assets and liabilities of foreign subsidiaries whose functional currency is different from the Brazilian real, which have administrative autonomy, with a low level of transactions with the Parent company, whose cash flows do not directly impact the Parent company's cash flow and are not readily available to it, and if the cash flows from foreign operations are sufficient to provide for existing or normally expected debt obligations without resources being provided by the Parent company, are translated using the exchange rate at the date of the financial statements. Revenues and expenses are translated using the average exchange rate of each year and equity is translated at the historical exchange rate of each transaction affecting equity. Gains and losses resulting from changes in these foreign investments are recognized directly in equity in other comprehensive income in the account “Cumulative translation adjustments” and will be recognized in profit or loss if and when these investments are disposed of. As of December 31, 2023 and 2022, the Company does not have foreign subsidiaries with administrative authority. On December 31, 2021 the cumulative translation adjustment totaled R$ 304,645 related to the subsidiary Oxiteno, which in April 1, 2022 was saled to Indorama, therefore the cumulative translation adjustment was reclassified to income as part of discontinued operations (see note 29 for more information). As of December 31, 2023 and 2022, there were no foreign subsidiaries with administrative authority.

s.2 Foreign subsidiaries without administrative authority

The Company has foreign subsidiaries without administrative authority. Such foreign subsidiaries are considered an extension of the activities of their Parent company and are remeasured using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments are directly recognized as financial result.

t. Critical accounting judgements and key sources of estimation uncertainty

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the Company and subsidiaries’ management use the best information available at the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

t.1 Critical judgements in applying the Group’s accounting policies

The following are the critical judgements, apart from those involving estimations (which are presented separately below), that Management has made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in financial statements the determination of control in subsidiaries (Notes 2.h, 2.u and 11), the determination of joint control in joint ventures (Notes 2.h and 11), the determination of significant influence in associates (Notes 2.h and 11) the determination of assets and liabilities held for sale and discontinued operations (Note 29) designation of financial instruments for hedge accounting (Note 2.c), recognition of tax credits (Note 2.t), and accounting for business combinations, including the identification of intangibles, allocation of the purchase price and accounting of contingent consideration (Note 2.v).

t.2 Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

The estimates of realization of deferred taxes assets (Notes 2.n and 9.a), recognition of tax credits (Note 7), impairment of property, plant and equipment and intangible assets, including goodwill (Notes 2.k, 2.v and 14.a), provisions for tax, civil, and labor risks (Notes 2.o and 18), and business combinations (Notes 2.v and 28). The actual result of the transactions and information may differ from their estimates.

u. Impairment of property, plant and equipment and intangible assets, including goodwill

The Company and its subsidiaries review in every reporting period the existence of any indication that an asset may be impaired. To intangible assets with indefinite useful life the review is done annually or more frequently when there is indication that such assets might be impaired. If there is an indication of impairment, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units, “CGU”). The identified CGUs for the evaluation of impairment are similar to reported segments on financial statements. The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling expenses and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value of these assets. Losses for impairment of assets are recognized in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses are reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

As of December 31, 2023, the Company and its subsidiaries did not record any losses with impairment of assets. In 2022 the Company, through its subsidiary Ipiranga, sold its subsidiary Imifarma Produtos Farmacêuticos e Cosméticos S.A. (“Extrafarma”). See Note 29.

v. Business combination and acquisition of interest in joint-ventures and associates

A business combination is accounted for applying the acquisition method. The cost of the acquisition is measured based on the consideration transferred and to be transferred, measured at fair value at the acquisition date. In a business combination, the assets acquired, and liabilities assumed are measured in order to classify and allocate them according to the contractual terms, economic circumstances and relevant conditions on the acquisition date. The non-controlling interest in the acquired company is measured based on its interest in net assets identified in the acquired company. Goodwill is measured as the excess of the consideration transferred and to be transferred over the fair value of net assets acquired (identifiable assets and liabilities assumed, net). After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing purposes, goodwill is allocated to the Company’s operating segments. When the cost of the acquisition is lower than the fair value of net assets acquired, a gain is recognized directly in the statement of income. Costs related to the acquisitions are recorded in the statement of income when incurred. Similar procedures are taken for acquisition of joint-ventures and associates, however the goodwill is presented within “Investments in joint-ventures and associates” on the statement of financial position and the subsequent effects of the assets and liabilities allocated as part of the acquisition are recognized within “Share of profit (loss) of joint-ventures and associates” on the statement of income. For further details, see Note 28.

Business combination between entities under common control

Business combinations between entities under common control have not been addressed under IFRS and how they should be disclosed remains unclear. IFRS 3 is the standard applicable to business combinations, but its scope explicitly excludes business combinations between entities under common control.

Predecessor basis of accounting

In accordance with IAS 8, Management has adopted the predecessor basis of accounting, which is consistent with United States Generally Accepted Accounting Principles (“USGAAP”) and United Kingdom Generally Accepted Accounting Principles (“UKGAAP”), to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value as at the transfer date. If the book value of the assets and liabilities transferred by the parent is different from the historical cost recorded by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, as a counter-entry to shareholders' equity against the carrying value adjustments.

w. Statements of cash flows

The Company and its subsidiaries present the interest paid on loans, financing, debentures, and leases payable in financing activities and present financial investments, net of redemptions, are presented in investing activities, dividends received are presented in operating activities.

x. Financial liabilities of customers

Refers to contractual obligations of payments in installments of exclusivity rights with customers of subsidiary Ipiranga, where there was the anticipation of these receivables by customers with certain financial institutions. Ipiranga as guarantor of the operation, assumes the payment of installments falling due with the financial institution in exchange for the right of exclusivity with the customers (see Note 10).

Considering that the average term of maturity of these obligations is 50 monthly installments and the amounts do not bear interest, the Company recorded an adjustment to present value with a corresponding entry in “Contractual assets with customers - exclusivity rights”. Interest over the financial liability is recognized through “Financial expense” in the statement of income using the effective interest rate method, which consider an average rate of 13.7% p.a.